MASSSMUTUAL PREMIER FUNDS

Supplement dated June 4, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the International Bond Fund:

The Board of Trustees of the MassMutual Premier Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the International Bond Fund will be dissolved. Effective on or about November 8, 2013 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date. For more information about the International Bond Fund, please refer to the Prospectus.

The following information supplements information for Mary Wilson Kibbe under the heading Portfolio Managers relating to the Money Market Fund, Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, and Balanced Fund in the section titled Management found on pages 5, 10, 22, 28, and 44, respectively.

Effective July 1, 2013, Ms. Kibbe will be retiring from Babson Capital.

Effective May 31, 2013, the information for Julie Van Cleave under the heading Portfolio Managers relating to the Capital Appreciation Fund in the section titled Management found on page 68 is hereby deleted.

The following information supplements information for Mary Wilson Kibbe of Babson Capital Management LLC (“Babson Capital”) found on page 111 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds.

Effective July 1, 2013, Ms. Kibbe will be retiring from Babson Capital.

Effective May 31, 2013, the information for Julie Van Cleave of OppenheimerFunds, Inc. (“OFI”) found on page 113 for the Capital Appreciation Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-13-06

MASSMUTUAL PREMIER FUNDS

MassMutual Premier International Bond Fund

Supplement dated June 4, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The Board of Trustees of the MassMutual Premier Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the International Bond Fund will be dissolved. Effective on or about November 8, 2013 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date. For more information about the International Bond Fund, please refer to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Money Market Fund

Supplement dated June 4, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements information for Mary Wilson Kibbe under the heading Portfolio Managers in the section titled Management.

Effective July 1, 2013, Ms. Kibbe will be retiring from Babson Capital.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Short-Duration Bond Fund

Supplement dated June 4, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements information for Mary Wilson Kibbe under the heading Portfolio Managers in the section titled Management.

Effective July 1, 2013, Ms. Kibbe will be retiring from Babson Capital.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Core Bond Fund

Supplement dated June 4, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements information for Mary Wilson Kibbe under the heading Portfolio Managers in the section titled Management.

Effective July 1, 2013, Ms. Kibbe will be retiring from Babson Capital.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Diversified Bond Fund

Supplement dated June 4, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information supplements information for Mary Wilson Kibbe under the heading Portfolio Managers in the section titled Management.

Effective July 1, 2013, Ms. Kibbe will be retiring from Babson Capital.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-03

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Balanced Fund

Supplement dated June 4, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information supplements information for Mary Wilson Kibbe under the heading Portfolio Managers in the section titled Management.

Effective July 1, 2013, Ms. Kibbe will be retiring from Babson Capital.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Capital Appreciation Fund

Supplement dated June 4, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective May 31, 2013, the information for Julie Van Cleave under the heading Portfolio Managers in the section titled Management is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL PREMIER FUNDS

Supplement dated June 4, 2013 to the

Statement of Additional Information dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective April 19, 2013, OFI Institutional Asset Management, Inc. is now known as OFI Global Institutional, Inc.

Effective June 1, 2013, the following information replaces similar information found on page 79 under the heading Affiliated Subadvisers in the section titled Investment Advisory and Other Service Agreements:

Capital Appreciation Fund	0.40% on the first $75 million; 0.35% on the next $200 million; 0.30% on the next $250 million; and 0.25% on assets over $525 million

Global Fund	0.50% on the first $50 million; 0.40% on the next $200 million; 0.35% on the next $250 million; 0.30% on the next $250 million; 0.28% on the next $50 million; and 0.25% on assets over $800 million

International Equity Fund	0.50% on the first $50 million; 0.45% on the next $150 million; 0.40% on the next $250 million; and 0.35% on assets over $450 million

The following information supplements the information found on page 84 in the third paragraph in the section titled The Distributor:

Effective June 1, 2013, OppenheimerFunds Distributor, Inc. is no longer the Sub-Distributor.

Effective July 1, 2013, the information pertaining to Mary Wilson Kibbe for Babson Capital Management LLC found on pages 156-162 in the section titled Appendix C – Additional Portfolio Manager Information is hereby deleted.

Effective immediately, the information for Roberto Lampl related to the Strategic Emerging Markets Fund found on page 168 in the section titled Appendix C – Additional Portfolio Manager Information is hereby deleted.

Effective May 31, 2013, the information for Julie Van Cleave related to the Capital Appreciation Fund found on page 171 in the section titled Appendix C – Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-13-03